CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 21,903	$ 19,652	$ 20,272
Cost of sales	10,044	8,296	9,216
Gross profit	11,859	11,356	11,056
Research and development expenses	2,111	1,525	1,488
Selling and marketing expenses	3,860	3,478	3,861
General and administrative expenses	1,236	1,239	1,217
Impairments restructuring and others	699	1,131	650
Legal Settlements And Loss Contingencies	899	631	(111)
Goodwill Impairment Charge	900	0	0
Operating income	2,154	3,352	3,951
Financial expenses - net	1,330	1,000	313
Income before income taxes	824	2,352	3,638
Income taxes	521	634	591
Share in (profits) losses of associated companies net	(8)	121	5
Net income	311	1,597	3,042
Net income (loss) attributable to non-controlling interests	(18)	9	(13)
Net income attributable to Teva	329	1,588	3,055
Accrued dividends on preferred shares	261	15	0
Net income attributable to ordinary shareholders	$ 68	$ 1,573	$ 3,055
Weighted average number of shares (in millions):
Basic	955	855	853
Diluted	961	864	858
Earnings per share attributable to ordinary shareholders:
Basic	$ 0.07	$ 1.84	$ 3.58
Diluted	$ 0.07	$ 1.82	$ 3.56